LEASE - Total leases - Maturities (Details) $ in Thousands	Dec. 31, 2024 USD ($)
LEASE
2025	$ 83,399
2026	54,590
2027	52,483
2028	52,324
2029	41,297
Thereafter	377,809
Total lease payments	$ 661,902